SHORT-TERM BORROWINGS, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES AND OTHER OBLIGATIONS - Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Finance lease obligations	$ 9	$ 10
Finance lease, liability, noncurrent, statement of financial position [extensible enumeration]	Long-Term Debt	Long-Term Debt
Less: Unamortized debt discount and issuance costs	$ 40	$ 51
Less: Long-term debt due within one year	1,848	0
Long-Term Debt	5,323	7,800
Derivative assets (liabilities), loss	214	82
Interest rate swap agreements
Debt Instrument [Line Items]
Unamortized basis adjustment	48
Derivative assets (liabilities), loss	206	59
Promissory Notes | Final maturity 2025
Debt Instrument [Line Items]
Long-term debt, gross	$ 1,850	$ 1,850
Weighted Average Rate	4.49%	4.49%
Promissory Notes | Final maturity 2028
Debt Instrument [Line Items]
Long-term debt, gross	$ 2,250	$ 2,250
Weighted Average Rate	4.73%	4.73%
Promissory Notes | Final maturity 2030 and thereafter
Debt Instrument [Line Items]
Long-term debt, gross	$ 3,102	$ 3,741
Weighted Average Rate	5.47%	5.46%